Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 9.8%
Student Loan ABS — 4.9%
Granite Edvance Corp.Series 2020-1 Class A1A, 1.550%, 09/25/60	$1,601	$1,469,033
Navient Private Education Refi Loan TrustSeries 2019-EA Class B, 144A 3.390%, 05/15/68@	3,000	2,846,897
Navient Private Education Refi Loan TrustSeries 2019-FA Class B, 144A 3.120%, 08/15/68@	855	762,566
Navient Private Education Refi Loan TrustSeries 2021-EA Class A, 144A 0.970%, 12/16/69@	1,360	1,216,820
Navient Student Loan TrustSeries 2018-EA Class A2, 144A 4.000%, 12/15/59@	48	47,845
Navient Student Loan TrustSeries 2023-BA Class A1A, 144A 6.480%, 03/15/72@	1,091	1,117,143
Nelnet Student Loan TrustSeries 2004-4 Class B (90 Day Average SOFR + 0.562%), 4.449%, 01/25/41•	2,285	2,261,693
Nelnet Student Loan TrustSeries 2021-CA Class B, 144A 2.530%, 04/20/62@	3,500	3,106,768
SLM Student Loan TrustSeries 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 4.366%, 03/25/55•	2,167	2,137,664
SMB Private Education Loan TrustSeries 2014-A Class B, 144A 4.000%, 09/15/42@	1,186	1,178,913
		16,145,342
Other ABS — 4.9%
Apex Credit CLO Ltd.Series 2024-1A Class B1 (3 M SOFR + 2.400%, Floor 2.400%), 144A 6.068%, 04/20/36@,•	1,000	1,000,006
DB Master Finance LLCSeries 2025-1A Class A2II, 144A 5.165%, 08/20/55@	1,995	1,965,181
First Eagle BSL CLO Ltd.Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 7.179%, 01/20/33@,•	4,000	4,010,744
Flexential Issuer LLCSeries 2025-1A Class A2, 144A 6.030%, 10/25/60@	3,000	2,979,554
ICG US CLO Ltd.Series 2015-2RA Class BR (3 M SOFR + 1.750%, Floor 1.750%), 144A 5.421%, 01/16/33@,•	2,000	1,992,798
	Par (000)	Value†

Other ABS — (continued)
Taco Bell Funding LLCSeries 2025-1A Class A2II, 144A 5.049%, 08/25/55@	$3,000	$2,930,763
Trysail CLO Ltd.Series 2022-1A Class B (3 M SOFR + 1.850%, Floor 1.850%), 144A 5.518%, 10/20/33@,•	1,500	1,500,408
		16,379,454
TOTAL ASSET BACKED SECURITIES (Cost $32,448,572)		32,524,796

COMMERCIAL MORTGAGE BACKED SECURITIES — 11.9%
BANK, Series 2021-BN37 Class AS, 2.851%, 11/15/64•	1,650	1,445,685
BANK5, Series 2024-5YR5 Class C, 7.011%, 02/15/29•	2,550	2,582,267
Benchmark Mortgage Trust, Series 2019-B9 Class A5, 4.016%, 03/15/52	5,000	4,889,693
FREMF Mortgage Trust,
Series 2019-K735 Class B, 144A 4.018%, 05/25/26@,•	6,000	5,976,962
Series 2019-K736 Class B, 144A 3.739%, 07/25/26@,•	1,500	1,493,213
Series 2018-K82 Class C, 144A 4.133%, 09/25/28@,•	3,000	2,944,740
Series 2017-K70 Class C, 144A 3.812%, 12/25/49@,•	3,000	2,949,571
Series 2017-K63 Class B, 144A 3.882%, 02/25/50@,•	1,500	1,487,260
Series 2018-K85 Class C, 144A 4.320%, 12/25/50@,•	3,500	3,436,919
Series 2018-K83 Class B, 144A 4.281%, 11/25/51@,•	2,000	1,977,408
Series 2019-K102 Class B, 144A 3.531%, 12/25/51@,•	5,320	5,095,132
Series 2019-K95 Class B, 144A 3.916%, 08/25/52@,•	2,500	2,440,952
Wells Fargo Commercial Mortgage Trust, Series 2019-C51 Class A3, 3.055%, 06/15/52	2,829	2,705,636
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $40,772,679)		39,425,438

CORPORATE BONDS — 26.5%
Aerospace & Defense — 0.5%
The Boeing Co. 3.500%, 03/01/39	2,000	1,612,719
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC 5.303%, 09/06/29	2,000	1,987,868

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Banks — 4.3%
Allfirst Preferred Capital Trust (3 M SOFR + 1.762%) 5.434%, 07/15/29•	$3,500	$3,444,085
JPMorgan Chase & Co., Series B (3 M SOFR + 0.762%) 4.425%, 02/01/27•	3,200	3,171,720
State Street Corp. (3 M SOFR + 0.822%) 4.474%, 05/15/28•	3,830	3,803,480
The PNC Financial Services Group, Inc. (SOFRRATE + 1.841%) 5.582%, 06/12/29•	1,500	1,536,416
US Bancorp (UST Yield Curve CMT 5 Yr + 0.950%) 2.491%, 11/03/36•	2,500	2,160,985
		14,116,686
Beverages — 1.0%
Constellation Brands, Inc. 4.500%, 05/09/47	2,000	1,632,067
Keurig Dr Pepper, Inc. 2.250%, 03/15/31	2,000	1,766,445
		3,398,512
Biotechnology — 0.9%
Amgen, Inc. 5.600%, 03/02/43	3,000	2,961,071
Chemicals — 0.6%
The Sherwin-Williams Co. 4.800%, 09/01/31	2,000	2,015,295
Electric — 3.7%
CMS Energy Corp. (UST Yield Curve CMT 5 Yr + 2.900%) 3.750%, 12/01/50•	2,000	1,824,025
Dominion Energy, Inc., Series A (UST Yield Curve CMT 5 Yr + 2.386%) 6.875%, 02/01/55•	3,000	3,085,945
Northern States Power Co. 3.600%, 09/15/47	4,000	2,962,149
NRG Energy, Inc., 144A 5.407%, 10/15/35@	2,000	1,957,863
Pacific Gas and Electric Co. 5.200%, 05/01/36	2,500	2,437,994
		12,267,976
Food — 2.3%
Kraft Heinz Foods Co. 4.625%, 10/01/39	2,440	2,152,786
Mars, Inc., 144A 5.700%, 05/01/55@	2,000	1,954,724
The Hershey Co. 1.700%, 06/01/30	1,000	900,178
The J.M. Smucker Co. 4.250%, 03/15/35	3,000	2,760,987
		7,768,675
	Par (000)	Value†

Healthcare Products — 0.5%
Revvity, Inc. 2.250%, 09/15/31	$2,000	$1,747,073
Healthcare Services — 0.5%
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	1,809,065
Household Products & Wares — 0.8%
Church & Dwight Co., Inc. 2.300%, 12/15/31	3,000	2,660,929
Insurance — 1.5%
Arthur J Gallagher & Co. 5.000%, 02/15/32	2,000	2,004,902
New York Life Global Funding, 144A 4.550%, 01/28/33@	3,000	2,956,038
		4,960,940
Internet — 1.6%
Airbnb, Inc. 5.250%, 03/16/36	3,000	3,003,735
Meta Platforms, Inc. 5.500%, 11/15/45	2,500	2,368,625
		5,372,360
Investment Companies — 0.6%
Ares Capital Corp. 2.875%, 06/15/28	2,000	1,888,340
Mining — 0.9%
Anglo American Capital PLC, 144A 5.250%, 03/19/36@	3,000	2,935,324
Oil & Gas — 1.5%
Aker BP ASA, 144A 5.250%, 10/30/35@	2,500	2,432,214
Repsol E&P Capital Markets US LLC, 144A 5.976%, 09/16/35@	2,500	2,544,746
		4,976,960
Pharmaceuticals — 0.6%
Merck & Co., Inc. 3.900%, 03/07/39	2,200	1,932,132
Pipelines — 1.3%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	2,185	2,179,738
Western Midstream Operating LP 5.450%, 11/15/34	2,000	1,981,647
		4,161,385
Retail — 0.4%
AutoNation, Inc. 1.950%, 08/01/28	1,500	1,411,022

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Semiconductors — 0.6%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.150%, 05/01/27	$2,000	$1,971,895
Telecommunications — 0.5%
T-Mobile USA, Inc. 3.000%, 02/15/41	2,500	1,831,808
Transportation — 1.3%
BNSF Railway Co. Pass-Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	1,811	1,780,647
Fedex Freight Holding Co., Inc., 144A 5.250%, 03/15/36@	2,500	2,418,911
		4,199,558
TOTAL CORPORATE BONDS (Cost $91,315,133)		87,987,593

MUNICIPAL BONDS — 0.8%
University of Virginia 5.000%, 09/01/40 (Cost $2,762,187)	2,800	2,724,007

RESIDENTIAL MORTGAGE BACKED SECURITIES — 39.8%
Collateralized Mortgage Obligations — 19.8%
Agate Bay Mortgage Trust, Series 2015-6 Class B1, 144A 3.556%, 09/25/45@,•	1,691	1,643,835
CIM Trust,
Series 2019-INV2 Class B1A, 144A 4.747%, 05/25/49@,•	4,206	4,107,106
Series 2020-INV1 Class A13, 144A 3.000%, 04/25/50@,•	1,113	957,414
CSMC Trust, Series 2013-IVR2 Class A2, 144A 3.000%, 04/25/43@,•	3,167	2,889,881
Ellington Financial Mortgage Trust, Series 2020-1 Class A3, 144A 3.999%, 05/25/65@,•	1,400	1,371,160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2021-2 Class MBU, 2.500%, 11/25/60	3,100	2,154,646
Ginnie Mae, Series 2018-37 Class BY, 3.500%, 03/20/48	5,125	4,689,954
GS Mortgage-Backed Securities Trust, Series 2020-PJ1 Class B1, 144A 3.602%, 05/25/50@,•	4,782	4,265,575
JP Morgan Mortgage Trust,
Series 2020-INV1 Class B1A, 144A 2.921%, 08/25/50@,•	4,307	3,620,014
Series 2020-INV1 Class A3, 144A 3.500%, 08/25/50@,•	3,198	2,889,339
Series 2020-4 Class A15, 144A 3.000%, 11/25/50@,•	3,869	3,361,897
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
Series 2021-1 Class A3, 144A 2.500%, 06/25/51@,•	$4,173	$3,471,010
Series 2021-1 Class A15, 144A 2.500%, 06/25/51@,•	3,120	2,576,806
Series 2021-7 Class A15, 144A 2.500%, 11/25/51@,•	4,863	4,014,223
JP Morgan Seasoned Mortgage Trust Series, Series 2024-1 Class A3, 144A 4.337%, 01/25/63@,•	3,056	2,933,691
MFA Trust, Series 2020-NQM1 Class B1, 144A 4.978%, 08/25/49@,•	2,500	2,453,097
Sequoia Mortgage Trust,
Series 2013-3 Class A2, 2.500%, 03/25/43•	7,097	6,291,252
Series 2017-5 Class A1, 144A 3.500%, 08/25/47@,•	1,414	1,292,203
Series 2020-4 Class A20, 144A 2.500%, 11/25/50@,•	2,435	2,016,501
Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	2,384	2,097,449
Towd Point Mortgage Trust, Series 2021-1 Class A2, 144A 2.750%, 11/25/61@,•	2,500	2,144,277
Wells Fargo Mortgage Backed Securities Trust, Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	3,664	3,189,816
WinWater Mortgage Loan Trust, Series 2016-1 Class B3, 144A 3.778%, 01/20/46@,•	1,375	1,313,099
		65,744,245
Fannie Mae Pool — 8.7%
2.000%, 08/01/42	4,277	3,732,083
3.500%, 10/01/45	3,809	3,549,955
1.500%, 06/01/51	3,198	2,470,888
2.000%, 11/01/51	3,834	3,104,122
2.000%, 12/01/51	2,317	1,875,320
3.000%, 03/01/52	8,539	7,528,280
6.000%, 07/01/53	3,151	3,230,231
5.500%, 12/01/54	3,307	3,323,362
		28,814,241
Fannie Mae REMICS — 1.0%
Series 2019-48 Class MA 3.000%, 09/25/49	3,671	3,217,174
Freddie Mac Pool — 5.8%
5.000%, 12/01/44	3,409	3,384,294
2.500%, 04/01/52	8,912	7,533,746
4.000%, 09/01/52	5,873	5,561,899
5.500%, 08/01/53	2,612	2,632,060
		19,111,999
Freddie Mac REMICS — 3.1%
Series 5105 Class JM, 2.000%, 12/25/46	3,949	2,875,239

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Freddie Mac REMICS — (continued)
Series 5229 Class AL, 4.000%, 06/25/49	$8,018	$7,292,844
		10,168,083
Ginnie Mae — 1.4%
Series 2015-76 Class QB, 3.000%, 05/20/45	2,730	2,445,566
3.500%, 11/20/52	2,520	2,279,024
		4,724,590
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $138,012,758)		131,780,332

U.S. TREASURY OBLIGATIONS — 10.8%
U.S. Treasury Bonds
3.250%, 05/15/42	1,700	1,404,293
2.500%, 02/15/45	5,500	3,864,824
3.000%, 02/15/48	2,050	1,515,158
3.000%, 08/15/48	12,200	8,972,242
4.125%, 08/15/53	2,150	1,890,405
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/42	3,167	2,443,614
2.125%, 02/15/54	1,060	937,188
2.375%, 02/15/55	2,577	2,401,945
U.S. Treasury Inflation Indexed Notes
1.750%, 01/15/34	1,270	1,265,016
2.125%, 01/15/35	2,061	2,096,385
1.875%, 07/15/35	1,114	1,109,573
U.S. Treasury Notes
2.875%, 05/15/32	2,500	2,338,965
3.750%, 11/30/32	5,640	5,522,353
TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,955,103)		35,761,961
Number of Shares
SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $924,373)	924,373	924,373
TOTAL INVESTMENTS — 99.9% (Cost $343,190,805)		$331,128,500
Other Assets & Liabilities — 0.1%		188,109
TOTAL NET ASSETS — 100.0%		$331,316,609

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $127,856,488, which represents 38.6% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
ABS— Asset-Backed Security.
ASA— Allmennaksjeselskap.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
PLC— Public Limited Company.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.

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